INCOME TAXES - Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets by Jurisdiction
Net deferred tax assets	$ 24,789	$ 24,840
U.S. federal
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	3,200	3,000
Foreign tax credits (FTCs)	2,800	4,400
General business credits (GBCs)	4,500	3,600
Future tax deductions and credits	8,400	7,900
Net deferred tax assets	18,900	18,900
Deferred tax liability to be reversed in carry forward period	2,700
State and Local
Deferred Tax Assets by Jurisdiction
Future tax deductions and credits	1,800	1,700
Net deferred tax assets	3,200	3,300
New York
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	1,200	1,500
Other state
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	200	100
Foreign
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	500	600
Future tax deductions and credits	2,200	2,000
Net deferred tax assets	$ 2,700	$ 2,600